Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012146 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012146 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012146 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012146 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000012146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012146 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012146 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000012146 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012146 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012153 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012153 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012153 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012153 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012153 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000012153 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012153 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012153 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012153 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000012154 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012154 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012154 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000012154 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000012154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012154 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012154 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012154 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012154 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000012155 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012155 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012155 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000012155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012155 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000012155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012155 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012155 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012155 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012155 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012157 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000012157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000012157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000012158 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000012158 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000012158 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012158 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012158 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012158 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012158 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012158 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012158 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012158 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012158 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012158 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012158 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012158 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012159 | Europe
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000012159 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000012159 | North America
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000012159 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012159 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012159 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012147 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000012147 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000012147 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000012147 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012147 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000012149 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012149 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012149 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000012149 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012149 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012149 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012150 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012150 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012150 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000012150 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000012150 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012150 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012150 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000012151 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000012151 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012151 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000012151 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012151 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012151 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%